Share based payment plans (Tables)	12 Months Ended
Dec. 31, 2022
Share-based payment plans
Schedule of share-based payment plans of the parent

	2022	2021	2020
Outstanding at January 1	82,950	407,722	965,052
Granted	—	—	—
Forfeited / Cancelled	(1,576)	(7,193)	(41,443)
Exercised	(3,665)	(317,579)	(515,887)
Outstanding at December 31	77,709	82,950	407,722
Exercisable at December 31	77,709	78,405	123,305

Schedule of 2013 warrant plan

	2022	2021	2020
Outstanding at January 1	—	—	118,376
Granted	—	—	—
Forfeited / Cancelled	—	—	(1,875)
Exercised	—	—	(116,501)
Outstanding at December 31	—	—	—
Exercisable at December 31	—	—	—

Schedule of IPO warrant plan

	2022	2021	2020
Outstanding at January 1	53,590	236,726	465,212
Granted	—	—	—
Forfeited / Cancelled	(944)	(3,372)	(27,247)
Exercised	(865)	(179,764)	(201,239)
Outstanding at December 31	51,781	53,590	236,726
Exercisable at December 31	51,781	49,045	95,575

Schedule of 2015 warrant plan

	2022	2021	2020
Outstanding at January 1	17,400	133,900	310,400
Granted	—	—	—
Forfeited / Cancelled	—	(2,000)	(6,400)
Exercised	(2,800)	(114,500)	(170,100)
Outstanding at December 31	14,600	17,400	133,900
Exercisable at December 31	14,600	17,400	15,100

Schedule of inputs into the models of equity settled share-based payment plans

	2015	2015	IPO 2014	IPO 2014	2013	2013
	(Sept 16)	(Nov)	(Nov)	(June)	(Dec) *	(Oct) *
Return dividend	—%	—%	—%	—%	—%	—%
Expected volatility	47%	47%	50%	46%	50%	53%
Risk-free interest rate	0.24%	1.17%	1.12%	1.70%	2.56%	2.43%
Expected life	4.30	5.50	5.50	5.50	5.50	5.50
Exercise price (in €)	6.45	8.81	8.81	8.81	8.54	7.86
Stock price (in €)	6.42	8.08	8.67	8.81	18.09	18.09
Fair value warrant (in €)	2.41	3.30	3.94	3.83	12.23	12.77

Schedule of cash-settled share-based payment plans

	2022	2021	2020
Outstanding at January 1	11,960	37,096	71,064
Granted	—	—	—
Forfeited / Cancelled	(632)	(1,821)	(5,921)
Exercised	—	(23,315)	(28,047)
Outstanding at December 31	11,328	11,960	37,096
Exercisable at December 31	11,328	11,960	12,630

Schedule of inputs into the model of cash settled share-based payment plans

	2022	2021	2020
Return dividend	—%	—%	—%
Expected volatility	60%	80%	84%
Risk-free interest rate	3.20%	0.18%	(0.34)%
Expected life	0.25	0.25	0.25
Exercise price (in €)	8.81	8.81	8.81
Stock price (in €)	8.25	21.05	44.20
Fair value SAR (in €)	0.78	12.26	35.38

Schedule of share-based payment plans of RapidFit+ plan

	2022	2021	2020
Outstanding at January 1	186	186	186
Granted	—	—	—
Forfeited / Cancelled	(153)	—	—
Exercised	—	—	—
Outstanding at December 31	33	186	186
Exercisable at December 31	33	186	186

Schedule of inputs into the model of the Rapidfit+ plan

2014
Return dividend	—%
Expected volatility	50%
Risk-free interest rate	2.29%
Expected life	5.5
Exercise price	553.9
Fair value warrant	262.7